Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 341,746	$ 226,494	$ 292,558
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax expense	$ 78,602	$ 52,094	$ 67,288
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits	(5,058)	(27,741)	(26,281)
Tax adjustment in respect of different tax rates for foreign subsidiaries	60,100	(3,508)	(17,946)
Changes in carry-forward losses and valuation allowances	(78,356)	12,714	27,905
Taxes resulting from non-deductible expenses	1,260	2,299	795
Difference in basis of measurement for financial reporting and tax return purposes	3,835	8,339	(15,060)
Taxes in respect of prior years (see Note 18D above)	(19,746)	(19,734)	(10,805)
Other differences, net	(1,579)	(1,549)	(1,765)
Actual tax expenses	$ 39,058	$ 22,913	$ 24,131
Effective tax rate	11.43%	10.12%	8.25%
Basic	$ 0.11	$ 0.63	$ 0.59